Label	Element	Value
Neuberger Berman Unconstrained Bond Fund
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Supplement [Text Block]	nbif_SupplementTextBlock
Neuberger Berman Income Funds®

Supplement to the Summary Prospectuses and Prospectuses, dated January 29, 2014, and the Statement of Additional Information, dated January 29, 2014 (as amended March 5, 2014), for Institutional Class, Class A, Class C, and Class R6 shares of Neuberger Berman Unconstrained Bond Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Change in Investment Policy (all Funds)

At a meeting held on December 17-18, 2014, the Board of Trustees of Neuberger Berman Income Funds approved revisions to each Fund's 80% investment policy relating to investments suggested by that Fund's name ("80% policy").

Effective February 28, 2015, each Fund's 80% policy as stated in its Summary Prospectuses, Prospectuses and Statement of Additional Information is revised as stated below. Each Fund's revised 80% policy supplements and supersedes any information to the contrary in its Summary Prospectuses, Prospectuses and Statement of Additional Information.

Neuberger Berman Unconstrained Bond Fund:

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds and other debt securities and other investments that provide investment exposure to such debt securities.

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Income Funds